Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at September 30, 2013 and December 31, 2012 were as follows:
	September 30,	December 31,
	2013	2012
Accounts receivable	$2,184,097	$1,712,390
Less: allowance for doubtful accounts	(120,837)	(45,067)
	$2,063,260	$1,667,323

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $73,639 and $19,400 for the nine months ended September 30, 2013 and 2012, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at December 31, 2012 and 2011 were as follows:
	December 31,
	2012	2011
Accounts receivable	$1,712,390	$787,698
Less: allowance for doubtful accounts	(45,067)	(7,388)
	$1,667,323	$780,310

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $37,605 and $7,271 for the years ended December 31, 2012 and 2011, respectively.